(LOSS)/PROFIT FOR THE YEAR ON DISCONTINUED OPERATIONS (Schedule of Earnings Per ADS for Discontinued Operations) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Basic (loss)/earnings per ‘A’ share (US Dollars) – discontinued operations	$ (0)	$ 0.08	$ 0.02
Diluted (loss)/earnings per ‘A’ share (US Dollars) – discontinued operations	(0)	0.07	0.02
American depositary share [Member]
Disclosure of classes of share capital [line items]
Basic (loss)/earnings per ‘A’ share (US Dollars) – discontinued operations	(0.03)	1.68	0.38
Diluted (loss)/earnings per ‘A’ share (US Dollars) – discontinued operations	$ (0.03)	$ 1.44	$ 0.33